Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Schedule of estimated useful lives of the assets

	Year Ended
	December 31,
	2020	2019	2018
Walgreen Co.	14.6%	14.7%	15.5%
Wal-Mart Stores Inc.	13.8%	18.3%	18.2%

Schedule of Aggregation of Revenue

	Nine Months Ended September 30,
	2021	2020
Wal-Mart Stores Inc.	13.0%	14.2%
Walgreen Co.	12.2%	15.0%

Useful Life
Redbox kiosks and components	3 – 5 years
Computers and software	2 – 3 years
Leasehold improvements (shorter of life of asset or remaining lease term)	3 – 6 years
Office furniture and equipment	5 – 7 years
Vehicles	3 – 4 years